Other notes (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Other Notes

(a) Components of other comprehensive income –cash flow hedges

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Net gain/(loss) arising during the year	(55)	522	(2,409)	(37)
Reclassification adjustments for net (gain)/loss included in the consolidated statements of profit or loss	218	(538)	2,307	35

Net gain/(loss) on cash flow hedges recognised in other comprehensive income, net of tax	163	(16)	(102)	(2)

(b) Exchange gain/ (loss) recognised in the consolidated statements of profit or loss:

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Cost of sales	277	295	2,892	44
Administration cost	(3,667)	736	182	3
Investment and other income	461	(184)	736	11
Finance and other costs	(3,669)	(2,187)	(565)	(9)

Total	(6,598)	(1,340)	3,245	49

c) The Group presents the consolidated statements of profit or loss by disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses by nature is presented below:

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2016	2017	2018	2018
		(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Revenue	4	639,493	717,207	913,720	14,033
Other operating income		4,785	5,186	5,373	83
Investment and other income	5	43,998	45,428	30,986	476

Total Income		688,276	767,821	950,079	14,592
(Decrease)/increase in inventories of finished goods and work-in-progress		(3,943)	11,907	(5,392)	(83)
Raw materials and other consumables used*		(426,665)	(462,748)	(599,029)	(9,200)
Employee costs		(30,542)	(26,241)	(27,537)	(423)
Other costs		(29,058)	(29,928)	(33,404)	(513)
Depreciation and amortisation		(83,343)	(61,477)	(74,879)	(1,150)
Impairment		(339,549)	(1,162)	44,679	686
Finance and other costs	6	(59,584)	(61,600)	(141,182)	(2,168)

Profit / (loss) before tax		(284,408)	136,572	113,335	1,741

Income tax (expense) / credit	7	103,060	(38,027)	(66,426)	(1,020)

Profit / (loss) for the year		(181,348)	98,545	46,909	721

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

(d). Employee costs

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Salaries, wages and bonus	27,543	24,420	25,162	386
Defined contribution pension scheme costs	1,551	872	603	9
Defined benefit pension scheme costs	273	813	1,772	28
Voluntary retirement expenses	1,175	136	—	—

	30,542	26,241	27,537	423